Derivative Financial Instruments - Credit Related Derivative Contracts (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Index credit default swaps
Derivative [Line Items]
Derivative notional amount	$ 35.0	$ 193.1
Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	33.9	145.2
Investment Grade | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	3.0	25.7
Investment Grade | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	3.4	57.7
Non-investment Grade | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	32.0	167.4
Non-investment Grade | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	29.0	84.5
Unrated | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	0.0	0.0
Unrated | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	$ 1.5	$ 3.0